Share-based compensation - Yixin's share options activity (Details) - Yixin [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares, Outstanding as of January 1	333,228,714
Number of shares, Granted during the year	0
Number of shares, Exercised during the year	(27,732,848)
Number of shares, Forfeited during the year	(1,878,126)
Number of shares, Outstanding as of December 31	303,617,740	333,228,714
Number of shares, Exercisable as of December 31	226,553,172
Weighted average exercise prices, Outstanding as of January 1	$ 0.0014
Weighted average exercise prices, Granted during the year	0.0014
Weighted average exercise prices, Exercised during the year	0.0014
Weighted average exercise prices, Forfeited during the year	0.0014
Weighted average exercise prices, Outstanding as of December 31	0.0014	$ 0.0014
Weighted average exercise prices, Exercisable as of December 31	$ 0.0014
Aggregate intrinsic value, Outstanding as of January 1	$ 73,982
Aggregate intrinsic value, Outstanding as of December 31	67,021	$ 73,982
Aggregate intrinsic value, Exercisable as of December 31	$ 50,010
Weighted average remaining contractual life, Outstanding as of December 31	7 years 6 months 22 days	8 years 6 months 22 days
Weighted average remaining contractual life, Exercisable as of December 31	7 years 6 months 18 days